LOANS (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Loan Composition

The composition of loans is summarized as follows:

	December 31,
	2012	2011
Unsecured	$822,538	$848,418
Cash Value	3,393,228	3,927,837
Residential Real Estate	24,604,432	31,146,880
Commercial Real Estate	185,352,416	181,117,917
Business Assets	2,621,853	1,821,587
Vehicles	1,686,508	1,948,661
Other	101,655	104,200

	218,582,630	220,915,500
Unearned loan fees	(932,468)	(742,898)
Allowance for loan losses	(5,389,613)	(5,154,505)

Loans, net	$212,260,549	$215,018,097

Allowances for Loan Losses and Loans Evaluated for Impairment

The allowance for loan losses and loans evaluated for impairment for the year ended December 31, 2012, by portfolio segment, is as follows:

	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Unallocated	Total
Allowance for loan losses:
December 31, 2012
Beginning balance	$97,961	$16,727	$2,083,285	$2,480,770	$299,741	$176,021	$—	$—	$5,154,505
Charge-offs	(25,523)	—	(605,011)	(1,051,727)	(2,087)	(9,633)	—	—	(1,693,981)
Recoveries	2,584	—	66,437	105,116	23,160	9,515	—	—	206,812
Provision	2,480	327	783,513	724,947	156,697	54,313	—	—	1,722,277

Ending balance	$77,502	$17,054	$2,328,224	$2,259,106	$477,511	$230,216	$—	$—	$5,389,613

Ending balance - individually evaluated impairment	$11,060	$17,054	$1,645,625	$1,075,729	$293,697	$81,037	$—	$—	$3,124,202

Loans:
Ending balance (1)	$822,538	$3,393,228	$24,604,432	$185,352,416	$2,621,853	$1,686,508	$101,655	$—	$218,582,630

Ending balance - Loans individually evaluated for impairment	$40,017	$17,054	$13,001,107	$34,805,680	$561,091	$123,984	$—	$—	$48,548,933

(1)	Loan balances presented are gross of unearned loan fees of $932,468.

The allowance for loan losses and loans evaluated for impairment for the year ended December 31, 2011, by portfolio segment, is as follows:

	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Unallocated	Total
Allowance for loan losses:
December 31, 2011
Beginning balance	$63,020	$5,210	$2,258,833	$2,234,925	$316,844	$141,759	$5	$203,168	$5,223,764
Charge-offs	(68,717)	—	(1,532,779)	(1,058,851)	(219,264)	(174,728)	—	—	(3,054,339)
Recoveries	9,199	—	190,046	26,853	11,807	1,175	—	—	239,080
Provision	94,459	11,517	1,167,185	1,277,843	190,354	207,815	(5)	(203,168)	2,746,000

Ending balance	$97,961	$16,727	$2,083,285	$2,480,770	$299,741	$176,021	$—	$—	$5,154,505

Ending balance - individually evaluated impairment	$37,861	$17,054	$1,559,888	$942,959	$287,819	$67,891	$—	$—	$2,913,472

Loans:
Ending balance (1)	$848,418	$3,927,837	$31,146,880	$181,117,917	$1,821,587	$1,948,661	$104,200	$—	$220,915,500

Ending balance - Loans individually evaluated for impairment	$65,080	$17,054	$12,180,496	$35,582,735	$650,392	$145,395	$—	$—	$48,641,152

(1)	Loan balances presented are gross of unearned loan fees of $742,898.

Summary of Impaired Loans by Segment

Impaired loans by portfolio segment are as follows:

	As of December 31, 2012
	Unpaid Total Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance
Unsecured	$44,634	$28,957	$11,060	$40,017	$11,060
Cash value	19,543	—	17,054	17,054	17,054
Residential real estate	15,758,053	6,419,011	6,582,096	13,001,107	1,645,625
Commercial real estate	40,127,425	22,047,391	12,758,289	34,805,680	1,075,729
Business assets	657,529	92,819	468,272	561,091	293,697
Vehicles	165,850	5,529	118,455	123,984	81,037
Other	—	—	—	—	—

	As of December 31, 2011
	Unpaid Total Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance
Unsecured	$65,080	$27,219	$37,861	$65,080	$37,861
Cash value	17,054	—	17,054	17,054	17,054
Residential real estate	13,754,238	7,738,672	4,441,824	12,180,496	1,559,888
Commercial real estate	37,035,387	18,762,620	16,820,115	35,582,735	942,959
Business assets	650,392	334,973	315,419	650,392	287,819
Vehicles	145,395	62,344	83,051	145,395	67,891
Other	—	—	—	—	—

Summary of Interest Income from Impaired Loans

Interest income from impaired loans for the years ended December 31, 2012 and 2011, by portfolio segment, is as follows:

	Year ended December 31, 2012		Year ended December 31, 2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Unsecured	$52,549	$860	$65,096	$3,582
Cash value	17,054	—	127,981	1,314
Residential real estate	12,590,802	353,218	15,630,196	390,773
Commercial real estate	35,194,208	1,314,075	32,650,297	1,243,184
Business assets	605,742	32,322	1,251,354	31,742
Vehicles	134,690	7,582	160,830	12,539
Other	—	—	—	—

Summary of Delinquent Amounts by Portfolio Segments

A primary credit quality indicator for financial institutions is delinquent balances. Following are the delinquent amounts, by portfolio segment, as of December 31, 2012:

	Current	30-89 Days	Greater Than 90 Days And Still Accruing	Total Accruing Past Due	Non-accrual	Total Financing Receivables
Unsecured	$802,020	$20,518	$—	$20,518	$—	$822,538
Cash value	3,373,835	19,393	—	19,393	—	3,393,228
Residential real estate	18,982,218	451,314	135,007	586,321	5,035,893	24,604,432
Commercial real estate	154,822,727	7,691,888	632,367	8,324,255	22,205,434	185,352,416
Business assets	1,555,326	387,218	—	387,218	679,309	2,621,853
Vehicles	1,533,528	145,902	—	145,902	7,078	1,686,508
Other	101,655	—	—	—	—	101,655

	$181,171,309	$8,716,233	$767,374	$9,483,607	$27,927,714	$218,582,630

Following are the delinquent amounts, by portfolio segment, as of December 31, 2011:

	Current	30-89 Days	Greater Than 90 Days And Still Accruing	Total Accruing Past Due	Non-accrual	Total Financing Receivables
Unsecured	$680,215	$96,348	$25,358	$121,706	$46,497	$848,418
Cash value	3,627,793	282,990	—	282,990	17,054	3,927,837
Residential real estate	24,875,203	1,340,826	—	1,340,826	4,930,851	31,146,880
Commercial real estate	149,663,226	10,485,170	2,271,985	12,757,155	18,697,536	181,117,917
Business assets	997,810	308,062	—	308,062	515,715	1,821,587
Vehicles	1,679,728	91,771	—	91,771	177,162	1,948,661
Other	104,200	—	—	—	—	104,200

	$181,628,175	$12,605,167	$2,297,343	$14,902,510	$24,384,815	$220,915,500

Summary of Loans by Risk Rating

The following table presents the Company’s loans by risk rating, before unearned loan fees, at December 31, 2012:

Rating:	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Total
Grade 1 (Prime)	$900	$27,496	$—	$—	$—	$—	$—	$28,396
Grade 2 (Superior)	16,163	220,824	—	339,757	—	3,969	—	580,713
Grade 3 (Acceptable-Average)	678,806	3,061,567	9,685,196	111,762,353	1,758,313	1,295,909	—	128,242,144
Grade 4 - Fair (Watch)	—	66,287	980,562	5,477,217	—	18,387	—	6,542,453
Grade 5 (Special Mention)	—	—	860,863	16,236,103	288,068	175,254	—	17,560,288
Grade 6 (Substandard)	126,669	—	13,077,811	51,536,986	575,472	192,989	101,655	65,611,582
Grade 7 (Doubtful)	—	—	—	—	—	—	—	—
Grade 8 (Loss)	—	17,054	—	—	—	—	—	17,054

	$822,538	$3,393,228	$24,604,432	$185,352,416	$2,621,853	$1,686,508	$101,655	$218,582,630

The following table presents the Company’s loans by risk rating at December 31, 2011:

Rating:	Unsecured	Cash Value	Residential Real Estate	Commercial Real Estate	Business Assets	Vehicles	Other	Total
Grade 1 (Prime)	$15,490	$27,296	$—	$—	$—	$—	$—	$42,786
Grade 2 (Superior)	20,127	190,867	—	354,446	—	18,929	—	584,369
Grade 3 (Acceptable-Average)	575,653	3,574,692	12,193,364	119,006,553	539,117	1,389,332	—	137,278,711
Grade 4 - Fair (Watch)	63,473	72,988	1,940,701	6,166,739	308,062	55,803	104,200	8,711,966
Grade 5 (Special Mention)	14,162	—	3,013,965	12,125,628	301,423	253,112	—	15,708,290
Grade 6 (Substandard)	159,513	61,994	13,892,036	43,464,551	672,985	231,381	—	58,482,460
Grade 7 (Doubtful)	—	—	106,814	—	—	104	—	106,918
Grade 8 (Loss)	—	—	—	—	—	—	—	—

	$848,418	$3,927,837	$31,146,880	$181,117,917	$1,821,587	$1,948,661	$104,200	$220,915,500

Summary of Company's TDRs Based on Performance

The Company’s TDRs as of December 31, 2012 and 2011 are presented below based on their status as performing or non-performing in accordance with the restructured terms:

	2012	2011
Performing TDRs	$15,166,660	$13,360,284
Non-performing TDRs	6,472,817	7,832,091

Total TDRs	$21,639,477	$21,192,375

TDRs Quantified by Loan Type and Classified Separately as Accrual and Non-Accrual

TDRs quantified by loan type and classified separately as accrual and non-accrual are presented below:

	December 31, 2012
	Accruing	Non-Accrual	Total
Unsecured	$—	$—	$—
Cash value	—	—	—
Residential real estate	6,276,108	1,533,958	7,810,066
Commercial real estate	8,880,336	4,938,859	13,819,195
Business assets	10,216	—	10,216
Vehicles	—	—	—
Other	—	—	—

Total TDRs	$15,166,660	$6,472,817	$21,639,477

	December 31, 2011
	Accruing	Non-Accrual	Total
Unsecured	$—	$13,604	$13,604
Cash value	—	—	—
Residential real estate	4,935,018	—	4,935,018
Commercial real estate	11,142,281	5,083,439	16,225,720
Business assets	12,205	—	12,205
Vehicles	5,828	—	5,828
Other	—	—	—

Total TDRs	$16,095,332	$5,097,043	$21,192,375

Summary of the types of concessions made

A summary of the types of concessions made as of December 31, 2012 and 2011 are presented in the table below:

	2012	2011
Lowered interest rate and/or payment amount	$8,195,283	$5,767,702
Interest only payment terms	3,434,438	3,476,659
Interest only & rate reduction	748,324	935,697
Waived interest and/or late fees	3,282,608	5,478,899
A&B note structure	1,429,139	1,015,693
Substitution of debtor	4,549,685	4,517,725

Total TDRs	$21,639,477	$21,192,375

Loans Modified as TDRs by Class and Related Recorded Investment

The following table presents loans modified as TDRs by class and related recorded investment, which includes accrued interest and fees on accruing loans, in those loans as of December 31, 2012 and 2011:

	2012		2011
	Number of Loans	Recorded Investment	Number of Loans	Recorded Investment
Unsecured	—	$—	1	$13,604
Cash value	—	—	—	—
Residential real estate	9	7,865,546	5	4,949,688
Commercial real estate	20	13,881,050	22	16,320,317
Business assets	1	10,896	2	12,799
Vehicles	—	—	2	6,017
Other	—	—	—	—

Total TDRs	30	$21,757,492	32	$21,302,425

Loan receivable

Changes in related party loans for the year ended December 31, 2012 are as follows:

Balance, beginning of year	$2,870,488
Advances	1,106,270
Repayments	(295,509)
Change in related parties	3,916,765

Balance, end of year	$7,598,014